Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)) (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	¥ 0
Gains (losses) in Earnings	0
Gains (losses) in OCI	0
Transfers into Level 3	0
Transfers out of level 3	0
Purchases	(1)
Sales	1	¥ 20
Issuances	0
Settlements	0
Ending Balance	0	20
Change in unrealized gain (losses) still held	0
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	713	621
Gains (losses) in Earnings	6	(37)
Gains (losses) in OCI	(5)	(8)
Transfers into Level 3	1	19
Transfers out of level 3	(1)	(35)
Purchases	0
Sales	0
Issuances	256	108
Settlements	(216)	(120)
Ending Balance	752	638
Change in unrealized gain (losses) still held	9	(27)
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3	(1)	(1)
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	9	10
Gains (losses) in Earnings	0
Gains (losses) in OCI	0
Transfers into Level 3	0
Transfers out of level 3	0
Purchases	0
Sales	0
Issuances	0
Settlements	(1)	(1)
Ending Balance	8	9
Change in unrealized gain (losses) still held	0
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	1,033	1,115
Gains (losses) in Earnings	4	18
Gains (losses) in OCI	0
Transfers into Level 3	0
Transfers out of level 3	(1)	(1)
Purchases	232	189
Sales	(144)	(113)
Issuances	0
Settlements	(298)	(123)
Ending Balance	826	1,085
Change in unrealized gain (losses) still held	5	18
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	29	30
Gains (losses) in Earnings	1	(2)
Gains (losses) in OCI	0
Transfers into Level 3	0
Transfers out of level 3	0
Purchases	0	2
Sales	0
Issuances	0
Settlements	0
Ending Balance	30	30
Change in unrealized gain (losses) still held	1	(1)
Derivative financial instruments assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	8	(5)
Gains (losses) in Earnings	(5)	(3)
Gains (losses) in OCI	0
Transfers into Level 3	0
Transfers out of level 3	0
Purchases	0
Sales	0
Issuances	0
Settlements	2	5
Ending Balance	5	(3)
Change in unrealized gain (losses) still held	(5)	1
Derivative financial instruments assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	23	16
Gains (losses) in Earnings	(1)	4
Gains (losses) in OCI	0
Transfers into Level 3	0
Transfers out of level 3	0
Purchases	0
Sales	0
Issuances	0
Settlements	0	(1)
Ending Balance	22	19
Change in unrealized gain (losses) still held	(2)	5
Derivative financial instruments assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(21)	(17)
Gains (losses) in Earnings	(14)	4
Gains (losses) in OCI	0
Transfers into Level 3	0
Transfers out of level 3	0
Purchases	0
Sales	0
Issuances	0
Settlements	(4)	2
Ending Balance	(39)	(11)
Change in unrealized gain (losses) still held	(22)	3
Derivative financial instruments assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	2	(2)
Gains (losses) in Earnings	(1)	3
Gains (losses) in OCI	0
Transfers into Level 3	(1)	1
Transfers out of level 3	0	1
Purchases	0
Sales	0
Issuances	0
Settlements	1	(2)
Ending Balance	1	1
Change in unrealized gain (losses) still held	1	1
Derivative financial instruments assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	1
Gains (losses) in Earnings	1
Gains (losses) in OCI	0
Transfers into Level 3	0
Transfers out of level 3	0
Purchases	0
Sales	0
Issuances	0
Settlements	0
Ending Balance	1	1
Change in unrealized gain (losses) still held	0
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	23	31
Gains (losses) in Earnings	0
Gains (losses) in OCI	0
Transfers into Level 3	0
Transfers out of level 3	0
Purchases	0
Sales	0
Issuances	0
Settlements	(3)	(4)
Ending Balance	20	27
Change in unrealized gain (losses) still held	0
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	716	615
Gains (losses) in Earnings	0
Gains (losses) in OCI	0	1
Transfers into Level 3	0
Transfers out of level 3	0
Purchases	63	78
Sales	(6)	(51)
Issuances	0
Settlements	(7)	(2)
Ending Balance	766	641
Change in unrealized gain (losses) still held	0
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	365	157
Gains (losses) in Earnings	2	(7)
Gains (losses) in OCI	0	8
Transfers into Level 3	0
Transfers out of level 3	0
Purchases	8	344
Sales	0
Issuances	0
Settlements	(28)	(11)
Ending Balance	347	491
Change in unrealized gain (losses) still held	2
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	132	174
Gains (losses) in Earnings	0	1
Gains (losses) in OCI	(3)	8
Transfers into Level 3	0
Transfers out of level 3	0
Purchases	19	31
Sales	0
Issuances	0
Settlements	(31)	(36)
Ending Balance	117	178
Change in unrealized gain (losses) still held	0
Available-for-sale securities | Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	53	39
Gains (losses) in Earnings	(1)	(1)
Gains (losses) in OCI	0
Transfers into Level 3	0
Transfers out of level 3	0
Purchases	34	38
Sales	(1)	(1)
Issuances	0
Settlements	(32)	(19)
Ending Balance	53	56
Change in unrealized gain (losses) still held	¥ (2)	¥ (1)